Segmented information - Narrative (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Disclosure of major customers [line items]
Revenue	$ 14,296,360,000	$ 12,867,201,000
U.S. Federal
Disclosure of major customers [line items]
Revenue	1,935,238,000	1,750,902,000
U.S. Federal | Government
Disclosure of major customers [line items]
Revenue	$ 1,923,977,000	$ 1,705,173,000
Percentage of revenues	13.50%	13.30%